Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments
Schedule of financial assets and liabilities
a.	Financial assets:

	December 31,
	2017	2016
	NIS in thousands
Financial assets at fair value through profit or loss:

long-term investment	3,179	-

b.	Financial liabilities, interest-bearing loans and borrowings:

	December 31,
	2017	2016
	NIS in thousands
Financial liabilities at fair value through profit or loss:

Trade payable	1,479	4,804
Other account payable	3,469	3,588
Deferred revenues	4,623	5,747
Warrants exercisable into shares	7,037	10,068

	13,202	24,207

Schedule of fair value measurements using significant unobservable inputs
NIS in thousands

Balance at December 31, 2015	16,725

Changes in values of warrants exercisable into shares liability	(6,657)

Balance at December 31, 2016	10,068

Fair value of warrants at issuance date	7,117
Purchase of long term investment	(3,179)
Changes in values of warrants exercisable into shares liability	(10,148)

Balance at December 31, 2017	3,858

Schedule of fair values assumptions warrants call option
	December 31,
	2017	2016

Dividend yield	0	0
Expected volatility	48.92%-98.06%	59.03%-91.41%
Risk-free interest	1.46%-2.16%	0.9%-1.77%
Expected life	0.19-4.55	1.19-4.28

Schedule of changes in liabilities arising from financing activities
	NIS in thousands
	1 January 2017	Cash flows	Foreign exchange movement	Changes in fair values	December 31, 2017
Warrants exercisable into shares	10,068	7,117	(1,631)	(8,517)	7,037
Total liabilities from financing activities	10,068	7,117	(1,631)	(8,517)	7,037

Schedule of sensitivity tests relating to changes in market factors
	December 31,
	2017	2016
	NIS in thousands
Sensitivity test to changes in the U.S. dollar exchange rate:

Gain (loss) from the change on financial instruments:
Increase of 10% in exchange rate	437	1,427
Decrease of 10% in exchange rate	(437)	(1,427)

Sensitivity test to changes in the market price of listed securities:

Gain (loss) from the change:
Increase of 10% in market price	(1,020)	(1,539)
Decrease of 10% in market price	981	1,472

*)	According to binomial model a 10% increase in the market price of listed securities will increase the price of warrants exercisable into shares by approximately 15% and a 10% decrease in the market price of listed securities will decrease the price of warrants exercisable into shares by approximately 15%.